Private Placement (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 26, 2023	Sep. 28, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Repayment amount				$ 32,900,000
Number of additional shares (in Shares)			767,990
Minimum escrow releasement			$ 0	$ 0
Approaches or exceeds, threshold trigger (in Dollars per share)			$ 10.44	$ 10.44
Decreases below, threshold trigger (in Dollars per share)			10.44	10.44
Change in share price (in Dollars per share)			$ 2	$ 2
Shortfall, consideration received on transaction				$ 100,000
Repayment amount				32,900,000
Loss on issuance of forward purchase contract				(24,475,000)
Forward purchase derivative liability			$ 20,200,000	20,200,000
Bonus stock			$ 4,300,000	$ 4,300,000
Anniversary term			1 year	1 year
Loss on amendment of forward purchase contract				$ (442,000)
Reduction in forward purchase derivative liability				$ 14,200,000
Private Placement Agreements [Member]
Private Placement (Details) [Line Items]
Anniversary of closing period			1 year	1 year
Anniversary term			1 year	1 year
Number of additional shares (in Shares)				1,167,990
Bonus Shares [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)				514,889
Forward Purchase Agreement [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)				1,768,121
Repayment amount	$ 500,000
Approaches or exceeds, threshold trigger (in Dollars per share)			$ 10.44	$ 10.44
Number of shares re-designated (in Shares)	200,000
Discount of VWAP measurement			10.00%	10.00%
Derivative liability, additional share issuance of VWAP			0.90	0.90
VWAP trading days			20	20
Sale of stock, common stock purchase agreement, prepayment shortfall increase available				$ 500,000
Pre-existing prepayment shortfall			$ 100,000	100,000
Loss on amendment of forward purchase contract				442,000
Reduction of subscription receivable				$ 15,100,000
Number of additional shares (in Shares)				200,000
FPA Investor [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)		3,168,121		139,793
Repayment amount		$ 32,900,000
Anniversary of closing period			1 year	1 year